Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Restricted Cash	$ 830	$ 757
Mineral property, plant and equipment	144,835	133,711
Total non-current assets	145,665	134,468
Current assets
Amounts receivable and prepaid expenses	1,387	994
Cash and cash equivalents	14,872	67,158
Total current assets	16,259	68,152
Total Assets	161,924	202,620
Capital and reserves
Share capital	517,327	513,304
Reserves	117,796	95,168
Deficit	(486,913)	(470,971)
Total equity	148,210	137,501
Non-current liabilities
Non-refundable early option price installment		47,149
Trade and other payables	7,194	6,650
Total non-current liabilities	7,194	53,799
Current liabilities
Payables to related parties	585	1,052
Trade and other payables	5,935	10,268
Total current liabilities	6,520	11,320
Total liabilities	13,714	65,119
Total Equity and Liabilities	161,924	202,620
Commitments (note 14)